Taxes - Schedule of effective tax rate (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Taxes
China income tax rate	25.00%	25.00%	25.00%
Change in valuation allowance	0.00%	0.00%	1.00%
Income tax exemption status granted	0.00%	(10.20%)	(21.90%)
Others	(17.50%)	(24.20%)	0.00%
Effective tax rate	7.50%	(9.40%)	4.10%